Related party transactions (Detail Textuals )	12 Months Ended				45 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 USD ($)	Jan. 25, 2013 Valent Technologies, LLC	Dec. 31, 2013 Valent Technologies, LLC USD ($)	Apr. 30, 2012 Valent Technologies, LLC Accounts Payable	Dec. 31, 2013 Officer and Director USD ($)
Related Party Transaction [Line Items]
Cash compensation to officers	$ 454,549
Aggregate amount owing to officers and directors for fees and expenses	109,030		447,777		109,030
Clinical development costs included in accounts payable							44,007
Shares issued for the settlement of accounts payable (in shares)								500,000
Loan payable to Valent							272,372
Interest expense	8,020		7,521	21,933	37,474		22,372
Stock issued in exchange for reduction in royalties	1,150,000	1,150,000				1,150,000
Payments of stock issuance costs							598,000
Stock options granted	900,000	900,000							1,410,000
Exercise price	$ 0.47	0.50							$ 1.05
Director fees recognized	$ 44,333